PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS	12 Months Ended
Dec. 31, 2021
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS	PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS
Pledged Assets
In connection with Citi’s financing and trading activities, Citi has pledged assets to collateralize its obligations under repurchase agreements, secured financing agreements, secured liabilities of consolidated VIEs and other borrowings. The approximate carrying values of the significant components of pledged assets recognized on Citi’s Consolidated Balance Sheet included the following:

In millions of dollars	December 31, 2021	December 31, 2020
Investment securities	$252,192	$231,696
Loans	232,319	239,699
Trading account assets	140,980	174,717
Total	$625,491	$646,112

Restricted Cash
Citigroup defines restricted cash (as cash subject to withdrawal restrictions) to include cash deposited with central banks that must be maintained to meet minimum regulatory requirements, and cash set aside for the benefit of customers or for other purposes such as compensating balance arrangements or debt retirement. Restricted cash includes minimum reserve requirements with the Federal Reserve Bank and certain other central banks and cash segregated to satisfy rules regarding the protection of customer assets as required by Citigroup broker-dealers’ primary regulators, including the United States Securities and Exchange Commission (SEC), the Commodity Futures Trading Commission and the United Kingdom’s Prudential Regulation Authority.
Restricted cash is included on the Consolidated Balance Sheet within the following balance sheet lines:

In millions of dollars	December 31, 2021	December 31, 2020
Cash and due from banks	$2,786	$3,774
Deposits with banks, net of allowance	10,636	14,203
Total	$13,422	$17,977

In addition, included in Cash and due from banks and Deposits with banks at December 31, 2021 and 2020 were $13.7 billion and $9.4 billion, respectively, of cash segregated under federal and other brokerage regulations or deposited with clearing organizations.

Collateral
At December 31, 2021 and 2020, the approximate fair value of collateral received by Citi that may be resold or repledged, excluding the impact of allowable netting, was $650.8 billion and $671.6 billion, respectively. This collateral was received in connection with resale agreements, securities borrowings and loans, securities for securities lending transactions, derivative transactions and margined broker loans.
At December 31, 2021 and 2020, a substantial portion of the collateral received by Citi had been sold or repledged in connection with repurchase agreements, securities sold, not yet purchased, securities lendings, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
In addition, at December 31, 2021 and 2020, Citi had pledged $481.0 billion and $470.7 billion, respectively, of collateral that may not be sold or repledged by the secured parties.

Leases
The Company’s operating leases, where Citi is a lessee, include real estate such as office space and branches and various types of equipment. These leases may contain renewal and extension options and early termination features. However, these options do not impact the lease term unless the Company is reasonably certain that it will exercise the options. These leases have a weighted-average remaining lease term of approximately six years as of December 31, 2021 and 2020. The operating lease ROU asset was $2.9 billion and $2.8 billion, as of December 31, 2021 and 2020, respectively. The operating lease ROU liability was $3.1 billion and $3.1 billion, as of December 31, 2021 and 2020, respectively. The Company recognizes fixed lease costs on a straight-line basis throughout the lease term in the Consolidated Statement of Income. In addition, variable lease costs are recognized in the period in which the obligation for those payments is incurred. The total operating lease expense (principally for offices, branches and equipment), net of $12 million and $27 million of sublease income, was $1,061 million and $1,054 million for the years ended December 31, 2021 and 2020, respectively.
The table below provides the Cash Flow Statement Supplemental Information:

In millions of dollars	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities	$806	$814
Right-of-use assets obtained in exchange for new operating lease liabilities(1)(2)	845	447

(1)     Represents non-cash activity and, accordingly, is not reflected in the Consolidated Statement of Cash Flows.
(2)    Excludes the decrease in the right-of-use assets related to the purchase of a previously leased property.
Citi’s future lease payments are as follows:

In millions of dollars
2022	$763
2023	648
2024	542
2025	445
2026	346
Thereafter	753
Total future lease payments	$3,497
Less imputed interest (based on weighted-average discount rate of 3.0%)	$(381)
Lease liability	$3,116

Operating lease expense was $1.1 billion for the year ended December 31, 2019.
Guarantees
Citi provides a variety of guarantees and indemnifications to its customers to enhance their credit standing and enable them to complete a wide variety of business transactions. For certain contracts meeting the definition of a guarantee, the guarantor must recognize, at inception, a liability for the fair value of the obligation undertaken in issuing the guarantee.
In addition, the guarantor must disclose the maximum potential amount of future payments that the guarantor could be required to make under the guarantee, if there were a total default by the guaranteed parties. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. As such, Citi believes such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

The following tables present information about Citi’s guarantees:

	Maximum potential amount of future payments
In billions of dollars at December 31, 2021	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$34.3	$58.4	$92.7	$791
Performance guarantees	6.6	6.4	13.0	47
Derivative instruments considered to be guarantees	14.6	48.9	63.5	514
Loans sold with recourse	—	1.7	1.7	15
Securities lending indemnifications(1)	121.9	—	121.9	—
Credit card merchant processing(2)	119.4	—	119.4	1
Credit card arrangements with partners	—	0.8	0.8	7
Other	2.0	12.0	14.0	34
Total	$298.8	$128.2	$427.0	$1,409

	Maximum potential amount of future payments
In billions of dollars at December 31, 2020	Expire within 1 year	Expire after 1 year	Total amount outstanding	Carrying value (in millions of dollars)
Financial standby letters of credit	$25.3	$68.4	$93.7	$1,407
Performance guarantees	7.3	6.0	13.3	72
Derivative instruments considered to be guarantees	20.0	60.9	80.9	671
Loans sold with recourse	—	1.2	1.2	9
Securities lending indemnifications(1)	112.2	—	112.2	—
Credit card merchant processing(2)	101.9	—	101.9	3
Credit card arrangements with partners	0.2	0.8	1.0	7
Other	—	12.0	12.0	35
Total	$266.9	$149.3	$416.2	$2,204

(1)The carrying values of securities lending indemnifications were not material for either period presented, as the probability of potential liabilities arising from these guarantees is minimal.
(2)At December 31, 2021 and 2020, this maximum potential exposure was estimated to be $119 billion and $102 billion, respectively. However, Citi believes that the maximum exposure is not representative of the actual potential loss exposure based on its historical experience. This contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants.
Financial Standby Letters of Credit
Citi issues standby letters of credit, which substitute its own credit for that of the borrower. If a letter of credit is drawn down, the borrower is obligated to repay Citi. Standby letters of credit protect a third party from defaults on contractual obligations. Financial standby letters of credit include (i) guarantees of payment of insurance premiums and reinsurance risks that support industrial revenue bond underwriting, (ii) settlement of payment obligations to clearing houses, including futures and over-the-counter derivatives clearing (see further discussion below), (iii) support options and purchases of securities in lieu of escrow deposit accounts and (iv) letters of credit that backstop loans, credit facilities, promissory notes and trade acceptances.

Performance Guarantees
Performance guarantees and letters of credit are issued to guarantee a customer’s tender bid on a construction or systems-installation project or to guarantee completion of such projects in accordance with contract terms. They are also issued to support a customer’s obligation to supply specified products, commodities or maintenance or warranty services to a third party.

Derivative Instruments Considered to Be Guarantees
Derivatives are financial instruments whose cash flows are based on a notional amount and an underlying instrument, reference credit or index, where there is little or no initial investment and whose terms require or permit net settlement. See Note 22 for a discussion of Citi’s derivatives activities.
Derivative instruments considered to be guarantees include only those instruments that require Citi to make payments to the counterparty based on changes in an underlying instrument that is related to an asset, a liability or an equity security held by the guaranteed party. More specifically, derivative instruments considered to be guarantees include certain over-the-counter written put options where the counterparty is not a bank, hedge fund or broker-dealer (such counterparties are considered to be dealers in these markets and may, therefore, not hold the underlying instruments). Credit derivatives sold by Citi are excluded from the tables above as they are disclosed separately in Note 22. In instances where Citi’s maximum potential future payment is unlimited, the notional amount of the contract is disclosed.

Loans Sold with Recourse
Loans sold with recourse represent Citi’s obligations to reimburse the buyers for loan losses under certain circumstances. Recourse refers to the clause in a sales agreement under which a seller/lender will fully reimburse the buyer/investor for any losses resulting from the purchased loans. This may be accomplished by the sellers taking back any loans that become delinquent.
In addition to the amounts shown in the tables above, Citi has recorded a repurchase reserve for its potential repurchases or make-whole liability regarding residential mortgage representation and warranty claims related to its whole loan sales to U.S. government-sponsored agencies and, to a lesser extent, private investors. The repurchase reserve was approximately $19 million and $31 million at December 31,
2021 and 2020, respectively, and these amounts are included in Other liabilities on the Consolidated Balance Sheet.

Securities Lending Indemnifications
Owners of securities frequently lend those securities for a fee to other parties who may sell them short or deliver them to another party to satisfy some other obligation. Banks may administer such securities lending programs for their clients. Securities lending indemnifications are issued by the bank to guarantee that a securities lending customer will be made whole in the event that the security borrower does not return the security subject to the lending agreement and collateral held is insufficient to cover the market value of the security.

Credit Card Merchant Processing
Credit card merchant processing guarantees represent the Company’s indirect obligations in connection with (i) providing transaction processing services to various merchants with respect to its private label cards and (ii) potential liability for bank card transaction processing services. The nature of the liability in either case arises as a result of a billing dispute between a merchant and a cardholder that is ultimately resolved in the cardholder’s favor. The merchant is liable to refund the amount to the cardholder. In general, if the credit card processing company is unable to collect this amount from the merchant, the credit card processing company bears the loss for the amount of the credit or refund paid to the cardholder.
With regard to (i) above, Citi has the primary contingent liability with respect to its portfolio of private label merchants. The risk of loss is mitigated as the cash flows between Citi and the merchant are settled on a net basis, and Citi has the right to offset any payments with cash flows otherwise due to the merchant. To further mitigate this risk, Citi may delay settlement, require a merchant to make an escrow deposit, include event triggers to provide Citi with more financial and operational control in the event of the financial deterioration of the merchant or require various credit enhancements (including letters of credit and bank guarantees). In the unlikely event that a private label merchant is unable to deliver products, services or a refund to its private label cardholders, Citi is contingently liable to credit or refund cardholders.
With regard to (ii) above, Citi has a potential liability for bank card transactions where Citi provides the transaction processing services as well as those where a third party provides the services and Citi acts as a secondary guarantor, should that processor fail to perform.
Citi’s maximum potential contingent liability related to both bank card and private label merchant processing services is estimated to be the total volume of credit card transactions that meet the requirements to be valid charge-back transactions at any given time. At December 31, 2021 and 2020, this maximum potential exposure was estimated to be $119.4 billion and $101.9 billion, respectively.
However, Citi believes that the maximum exposure is not representative of the actual potential loss exposure based on its historical experience. This contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants. Citi assesses the probability and amount of its contingent liability related to merchant processing based on the financial strength of the primary guarantor, the extent and nature of unresolved charge-backs and its historical loss experience. At December 31, 2021 and 2020, the losses incurred and the carrying amounts of Citi’s contingent obligations related to merchant processing activities were immaterial.

Credit Card Arrangements with Partners
Citi, in one of its credit card partner arrangements, provides guarantees to the partner regarding the volume of certain customer originations during the term of the agreement. To the extent that such origination targets are not met, the guarantees serve to compensate the partner for certain payments that otherwise would have been generated in connection with such originations.

Other Guarantees and Indemnifications

Credit Card Protection Programs
Citi, through its credit card businesses, provides various cardholder protection programs on several of its card products, including programs that provide coverage for certain losses associated with purchased products, and protection for certain travel-related purchases. These guarantees are not included in the table, since the total outstanding amount of the guarantees and Citi’s maximum exposure to loss cannot be quantified. The protection is limited to certain types of purchases and losses, and it is not possible to quantify the purchases that would qualify for these benefits at any given time. Citi assesses the probability and amount of its potential liability related to these programs based on the extent and nature of its historical loss experience. At December 31, 2021 and 2020, the actual and estimated losses incurred and the carrying value of Citi’s obligations related to these programs were immaterial.

Other Representation and Warranty Indemnifications
In the normal course of business, Citi provides standard representations and warranties to counterparties in contracts in connection with numerous transactions and also provides indemnifications, including indemnifications that protect the counterparties to the contracts in the event that additional taxes are owed, due either to a change in the tax law or an adverse interpretation of the tax law. Counterparties to these transactions provide Citi with comparable indemnifications. While such representations, warranties and indemnifications are essential components of many contractual relationships, they do not represent the underlying business purpose for the transactions. The indemnification clauses are often standard contractual terms related to Citi’s own performance under the terms of a contract and are entered into in the normal course of business based on an assessment that the risk of loss is remote. Often these clauses are intended to ensure that terms of a contract are met at inception. No compensation is received for these standard representations and warranties, and it is not possible to determine their fair value because they rarely, if ever, result in a payment. In many cases, there are no stated or notional amounts included in the indemnification clauses, and the contingencies potentially triggering the obligation to indemnify have not occurred and are not expected to occur. As a result, these indemnifications are not included in the tables above.

Value-Transfer Networks (Including Exchanges and Clearing Houses) (VTNs)
Citi is a member of, or shareholder in, hundreds of value-transfer networks (VTNs) (payment, clearing and settlement systems as well as exchanges) around the world. As a condition of membership, many of these VTNs require that members stand ready to pay a pro rata share of the losses incurred by the organization due to another member’s default on its obligations. Citi’s potential obligations may be limited to its membership interests in the VTNs, contributions to the VTN’s funds, or, in certain narrow cases, to the full pro rata share. The maximum exposure is difficult to estimate as this would require an assessment of claims that have not yet occurred; however, Citi believes the risk of loss is remote given historical experience with the VTNs. Accordingly, Citi’s participation in VTNs is not reported in the guarantees tables above, and there are no amounts reflected on the Consolidated Balance Sheet as of December 31, 2021 or 2020 for potential obligations that could arise from Citi’s involvement with VTN associations.

Long-Term Care Insurance Indemnification
In 2000, Travelers Life & Annuity (Travelers), then a subsidiary of Citi, entered into a reinsurance agreement to transfer the risks and rewards of its long-term care (LTC) business to GE Life (now Genworth Financial Inc., or Genworth), then a subsidiary of the General Electric Company (GE). As part of this transaction, the reinsurance obligations were provided by two regulated insurance subsidiaries of GE Life, which funded two collateral trusts with securities. Presently, as discussed below, the trusts are referred to as the Genworth Trusts.
As part of GE’s spin-off of Genworth in 2004, GE retained the risks and rewards associated with the 2000 Travelers reinsurance agreement by providing a reinsurance contract to Genworth through GE’s Union Fidelity Life Insurance Company (UFLIC) subsidiary that covers the Travelers LTC policies. In addition, GE provided a capital maintenance agreement in favor of UFLIC that is designed to assure that UFLIC will have the funds to pay its reinsurance obligations. As a result of these reinsurance agreements and the spin-off of Genworth, Genworth has reinsurance protection from UFLIC (supported by GE) and has reinsurance obligations in connection with the Travelers LTC policies. As noted below, the Genworth reinsurance obligations now benefit Brighthouse Financial, Inc. (Brighthouse). While neither Brighthouse nor Citi are direct beneficiaries of the capital maintenance agreement between GE and UFLIC, Brighthouse and Citi benefit indirectly from the existence of the capital maintenance agreement, which helps assure that UFLIC will continue to have funds necessary to pay its reinsurance obligations to Genworth.
In connection with Citi’s 2005 sale of Travelers to MetLife Inc. (MetLife), Citi provided an indemnification to MetLife for losses (including policyholder claims) relating to the LTC business for the entire term of the Travelers LTC policies, which, as noted above, are reinsured by subsidiaries of Genworth. In 2017, MetLife spun off its retail insurance business to Brighthouse. As a result, the Travelers LTC policies now reside with Brighthouse. The original reinsurance agreement between Travelers (now Brighthouse) and Genworth remains in place and Brighthouse is the sole beneficiary of the Genworth Trusts. The Genworth Trusts are designed to provide collateral to Brighthouse in an amount equal to the statutory liabilities of Brighthouse in respect of the Travelers LTC policies. The assets in the Genworth Trusts are evaluated and adjusted periodically to ensure that the fair value of the assets continues to provide collateral in an amount equal to these estimated statutory liabilities, as the liabilities change over time.
If both (i) Genworth fails to perform under the original Travelers/GE Life reinsurance agreement for any reason, including its insolvency or the failure of UFLIC to perform under its reinsurance contract or GE to perform under the capital maintenance agreement, and (ii) the assets of the two Genworth Trusts are insufficient or unavailable, then Citi, through its LTC reinsurance indemnification, must reimburse Brighthouse for any losses incurred in connection with the LTC policies. Since both events would have to occur before Citi would become responsible for any payment to Brighthouse pursuant to its indemnification obligation, and the likelihood of such events occurring is currently not probable, there is no liability reflected on the Consolidated Balance Sheet as of December 31, 2021 and 2020 related to this indemnification. However, if both events become reasonably possible (meaning more than remote but less than probable), Citi will be required to estimate and disclose a reasonably possible loss or range of loss to the extent that such an estimate could be made. In addition, if both events become probable, Citi will be required to accrue for such liability in accordance with applicable accounting principles.

Futures and Over-the-Counter Derivatives Clearing
Citi provides clearing services on central clearing parties (CCP) for clients that need to clear exchange-traded and over-the-counter (OTC) derivatives contracts with CCPs. Based on all relevant facts and circumstances, Citi has concluded that it acts as an agent for accounting purposes in its role as clearing member for these client transactions. As such, Citi does not reflect the underlying exchange-traded or OTC derivatives contracts in its Consolidated Financial Statements. See Note 22 for a discussion of Citi’s derivatives activities that are reflected in its Consolidated Financial Statements.
As a clearing member, Citi collects and remits cash and securities collateral (margin) between its clients and the respective CCP. In certain circumstances, Citi collects a higher amount of cash (or securities) from its clients than it needs to remit to the CCPs. This excess cash is then held at depository institutions such as banks or carry brokers.
There are two types of margin: initial and variation. Where Citi obtains benefits from or controls cash initial margin (e.g., retains an interest spread), cash initial margin collected from clients and remitted to the CCP or depository institutions is reflected within Brokerage payables (payables to customers) and Brokerage receivables (receivables from brokers, dealers and clearing organizations) or Cash and due from banks, respectively.
However, for exchange-traded and OTC-cleared derivatives contracts where Citi does not obtain benefits from or control the client cash balances, the client cash initial margin collected from clients and remitted to the CCP or depository institutions is not reflected on Citi’s Consolidated Balance Sheet. These conditions are met when Citi has contractually agreed with the client that (i) Citi will pass through to the client all interest paid by the CCP or depository institutions on the cash initial margin, (ii) Citi will not utilize its right as a clearing member to transform cash margin into other assets, (iii) Citi does not guarantee and is not liable to the client for the performance of the CCP or the depository institution and (iv) the client cash balances are legally isolated from Citi’s bankruptcy estate. The total amount of cash initial margin collected and remitted in this manner was approximately $18.7 billion and $16.6 billion as of December 31, 2021 and 2020, respectively.
Variation margin due from clients to the respective CCP, or from the CCP to clients, reflects changes in the value of the client’s derivative contracts for each trading day. As a clearing member, Citi is exposed to the risk of non-performance by clients (e.g., failure of a client to post variation margin to the CCP for negative changes in the value of the client’s derivative contracts). In the event of non-performance by a client, Citi would move to close out the client’s positions. The CCP would typically utilize initial margin posted by the client and held by the CCP, with any remaining shortfalls required to be paid by Citi as clearing member. Citi generally holds incremental cash or securities margin posted by the client, which would typically be expected to be sufficient to mitigate Citi’s credit risk in the event that the client fails to perform.
As required by ASC 860-30-25-5, securities collateral posted by clients is not recognized on Citi’s Consolidated Balance Sheet.

Carrying Value—Guarantees and Indemnifications
At December 31, 2021 and 2020, the total carrying amounts of the liabilities related to the guarantees and indemnifications included in the tables above amounted to approximately $1.4 billion and $2.2 billion, respectively. The carrying value of financial and performance guarantees is included in Other liabilities. For loans sold with recourse, the carrying value of the liability is included in Other liabilities.

Collateral
Cash collateral available to Citi to reimburse losses realized under these guarantees and indemnifications amounted to $56.5 billion and $51.6 billion at December 31, 2021 and 2020, respectively. Securities and other marketable assets held as collateral amounted to $84.2 billion and $80.1 billion at December 31, 2021 and 2020, respectively. The majority of collateral is held to reimburse losses realized under securities lending indemnifications. In addition, letters of credit in favor of Citi held as collateral amounted to $4.1 billion and $6.6 billion at December 31, 2021 and 2020, respectively. Other property may also be available to Citi to cover losses under certain guarantees and indemnifications; however, the value of such property has not been determined.
Performance Risk
Citi evaluates the performance risk of its guarantees based on the assigned referenced counterparty internal or external ratings. Where external ratings are used, investment-grade ratings are considered to be Baa/BBB and above, while anything below is considered non-investment grade. Citi’s internal ratings are in line with the related external rating system. On certain underlying referenced assets or entities, ratings are not available. Such referenced assets are included in the “not rated” category. The maximum potential amount of the future payments related to the outstanding guarantees is determined to be the notional amount of these contracts, which is the par amount of the assets guaranteed.
Presented in the tables below are the maximum potential amounts of future payments that are classified based on internal and external credit ratings. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. As such, Citi believes such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

	Maximum potential amount of future payments
In billions of dollars at December 31, 2021	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$81.4	$11.3	$—	$92.7
Performance guarantees	10.5	2.5	—	13.0
Derivative instruments deemed to be guarantees	—	—	63.5	63.5
Loans sold with recourse	—	—	1.7	1.7
Securities lending indemnifications	—	—	121.9	121.9
Credit card merchant processing	—	—	119.4	119.4
Credit card arrangements with partners	—	—	0.8	0.8
Other	—	12.0	2.0	14.0
Total	$91.9	$25.8	$309.3	$427.0

	Maximum potential amount of future payments
In billions of dollars at December 31, 2020	Investment grade	Non-investment grade	Not rated	Total
Financial standby letters of credit	$78.5	$14.6	$0.6	$93.7
Performance guarantees	9.8	3.0	0.5	13.3
Derivative instruments deemed to be guarantees	—	—	80.9	80.9
Loans sold with recourse	—	—	1.2	1.2
Securities lending indemnifications	—	—	112.2	112.2
Credit card merchant processing	—	—	101.9	101.9
Credit card arrangements with partners	—	—	1.0	1.0
Other	—	12.0	—	12.0
Total	$88.3	$29.6	$298.3	$416.2
Credit Commitments and Lines of Credit
The table below summarizes Citigroup’s credit commitments:

In millions of dollars	U.S.	Outside of U.S.	December 31, 2021	December 31, 2020
Commercial and similar letters of credit	$654	$5,256	$5,910	$5,221
One- to four-family residential mortgages	1,752	2,599	4,351	5,002
Revolving open-end loans secured by one- to four-family residential properties	6,790	1,123	7,913	9,626
Commercial real estate, construction and land development	15,877	1,966	17,843	12,867
Credit card lines	601,018	99,541	700,559	710,399
Commercial and other consumer loan commitments	207,234	113,322	320,556	322,458
Other commitments and contingencies	5,276	373	5,649	5,715
Total	$838,601	$224,180	$1,062,781	$1,071,288
The majority of unused commitments are contingent upon customers maintaining specific credit standards. Commercial commitments generally have floating interest rates and fixed expiration dates and may require payment of fees. Such fees (net of certain direct costs) are deferred and, upon exercise of the commitment, amortized over the life of the loan or, if exercise is deemed remote, amortized over the commitment period.

Commercial and Similar Letters of Credit
A commercial letter of credit is an instrument by which Citigroup substitutes its credit for that of a customer to enable the customer to finance the purchase of goods or to incur other commitments. Citigroup issues a letter on behalf of its client to a supplier and agrees to pay the supplier upon presentation of documentary evidence that the supplier has performed in accordance with the terms of the letter of credit. When a letter of credit is drawn, the customer is then required to reimburse Citigroup.

One- to Four-Family Residential Mortgages
A one- to four-family residential mortgage commitment is a written confirmation from Citigroup to a seller of a property that the bank will advance the specified sums enabling the buyer to complete the purchase.

Revolving Open-End Loans Secured by One- to Four-Family Residential Properties
Revolving open-end loans secured by one- to four-family residential properties are essentially home equity lines of credit. A home equity line of credit is a loan secured by a primary residence or second home to the extent of the excess of fair market value over the debt outstanding for the first mortgage.

Commercial Real Estate, Construction and Land Development
Commercial real estate, construction and land development include unused portions of commitments to extend credit for the purpose of financing commercial and multifamily residential properties as well as land development projects.
Both secured-by-real-estate and unsecured commitments are included in this line, as well as undistributed loan proceeds, where there is an obligation to advance for construction progress payments. However, this line only includes those extensions of credit that, once funded, will be classified as Total loans, net on the Consolidated Balance Sheet.

Credit Card Lines
Citigroup provides credit to customers by issuing credit cards. The credit card lines are cancelable by providing notice to the cardholder or without such notice as permitted by local law.

Commercial and Other Consumer Loan Commitments
Commercial and other consumer loan commitments include overdraft and liquidity facilities as well as commercial commitments to make or purchase loans, purchase third-party receivables, provide note issuance or revolving underwriting facilities and invest in the form of equity.

Other Commitments and Contingencies
Other commitments and contingencies include all other transactions related to commitments and contingencies not reported on the lines above.

Unsettled Reverse Repurchase and Securities Borrowing Agreements and Unsettled Repurchase and Securities Lending Agreements
In addition, in the normal course of business, Citigroup enters into reverse repurchase and securities borrowing agreements, as well as repurchase and securities lending agreements, which settle at a future date. At December 31, 2021 and 2020, Citigroup had approximately $126.6 billion and $71.8 billion of unsettled reverse repurchase and securities borrowing agreements, and approximately $41.1 billion and $62.5 billion of unsettled repurchase and securities lending agreements, respectively. See Note 11 for a further discussion of securities purchased under agreements to resell and securities borrowed, and securities sold under agreements to repurchase and securities loaned, including the Company’s policy for offsetting repurchase and reverse repurchase agreements.